SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

Deployment of Ethereum Mining Operations

The Group has commenced ethereum mining operations outside of mainland China, with a theoretical maximum total hash rate capacity of 960 GH/s deployed as of today. The Group currently produce approximately 17 ethereum per day. Ethereum mining machines with a total hash rate capacity of 4,800 GH/s are expected to be deployed by the end of October 2021. The ethereum mining operations will be expected to bring considerable revenue for the Group in the third quarter of 2021.

International Strategy of Cryptocurrency Mining

As of today, the theoretical maximum total hash rate capacity of bitcoin mining machines of the Group is approximately 1,189.6 PH/s. As of today, the Group have delivered 7,849 bitcoin mining machines with a total hash rate capacity of 292.7 PH/s to Kazakhstan, of which 3,245 bitcoin mining machines, with a total hash rate capacity of 126.75 PH/s, have been deployed at data centers in Kazakhstan and 4,604 bitcoin mining machines are waiting to be deployed. As of today, the Group have delivered 4,300 bitcoin mining machines with a total hash rate capacity of 258.6 PH/s to USA. The Group has adopted a development strategy to focus on expanding its cryptocurrency mining operations internationally.

In terms of data center business, the Group has announced that it has entered into several term sheets to invest in cryptocurrency mining data centers internationally. The Group is now in the process of constructing one of the new data centers outside of mainland China, which is expected to begin operation late in the third quarter of 2021. In the meantime, the Company is proactively seeking additional high-quality mining resources to better execute its international development strategy.

Private Placement of US$50 million

In July 2021, the Company have completed the private placement of of 100,000,000 Class A ordinary shares and warrants to purchase up to an additional 100,000,000 Class A ordinary shares, at a purchase price of US$5.00 per ten Class A ordinary shares, with one warrant included in the price of each Class A ordinary share. The private placement resulted in gross proceeds to the Company of $50.0 million before the deduction of placement agent fees and expenses and offering expenses payable by the Company. The warrants have a term of three years, are exercisable six months following their issuance date and have an exercise price of US$6.81 per ten Class A ordinary shares. Ten Class A ordinary shares can be converted into one American depositary share of the Company (collectively, the “ADSs”) if certain conditions are satisfied.

Removal of VIE Structure and Disposal of Chinese Lottery Business

The Group have previously conducted the lottery business in China through a series of contractual arrangements with Shenzhen Youlanguang Science and Technology Co., Ltd., Shenzhen E-Sun Network Co., Ltd., and Shenzhen Guangtiandi Science and Technology Co., Ltd. (collectively, the “lottery business related VIEs”), and their respective shareholders. On July 23, 2021, the Group announced its decision to dispose of its Chinese lottery related business and the Group terminated all of its lottery business-related VIE contracts. The lottery business-related VIE subsidiaries will be deconsolidated and their financial results will no longer be included in the Group’s consolidated financial statements as a result of eliminating the VIE structure.

On July 23, 2021, Loto Shenzhen, a subsidiary of Loto Interactive, terminated all contractual arrangements with Zhejiang Keying. The shareholders of Zhejiang Keying entered into an equity transfer agreement with Loto Shenzhen to transfer all of Zhejiang Keying’s equity interests to Loto Shenzhen. As of September 30, 2021, Zhejiang Keying is in the process of completing the business registration of equity changes. The shareholders of Zhejiang Keying also executed a letter of undertaking in favor of Loto Shenzhen and undertook to transfer all assets held by Zhejiang Keying to Loto Shenzhen in the event that the equity transfer could not be completed. The Group believes that the completion of the business registration of the equity changes of Zhejiang Keying is probable and Loto Shenzhen still effectively controls Zhejiang Keying based on the above arrangements despite the termination of the VIE arrangements.